RESTRUCTURING AND SEVERANCE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND SEVERANCE
10. RESTRUCTURING AND SEVERANCE
In connection with entering into the Candid Merger Agreement in the first quarter of 2026, the Company incurred severance charges of approximately

$2.3 million of which $1.6 million was included in research and development expenses and $0.7 million was included in general and administrative expenses, with such amounts reflected in the condensed consolidated statements of operations and comprehensive income (loss). The charges related to the Merger Agreement were cash-based expenditures related primarily to severance and benefit payments. The Company recognized all such charges during the first quarter of 2026, with such amounts reflected in the condensed consolidated statements of operations and comprehensive income (loss). The accrued severance liability is included in accrued expenses in the condensed consolidated balance sheets as of June 30, 2026.
On May 2, 2025, the Company approved a workforce reduction to focus resources on the Company’s lead program, RLYB116, and its preclinical development programs.
As part of this effort, the Company eliminated approximately 40% of its positions. As a result of these actions, the Company incurred charges of approximately $1.7 million of which $1.2 million was included in research and development expenses and $0.5 million was included in general and administrative expenses, with such amounts reflected in the condensed consolidated statements of operations and comprehensive income (
loss
)
. The charges related to the workforce reduction were cash-based expenditures related primarily to severance and benefit payments. The Company recognized all such charges during the second quarter of 2025, with such amounts reflected in the condensed consolidated statements of operations and comprehensive income
(
loss
)
.
All restructuring and severance payments related to the Candid Merger Agreement are expected to be paid within the next 12 months.

The following table summarizes the restructuring and severance accrual activity as of June 30, 2026:

(in thousands)	JUNE 30, 2026
Beginning accrued severance as of January 1, 2026	$523
Severance incurred during the period	2,302
Severance paid and adjustments made during the period	(1,967)

Ending accrued severance as of June 30 , 2026	$858

13. RESTRUCTURING
On May 2, 2025, the Company approved a workforce reduction to focus resources on the Company’s lead program, RLYB116 and its preclinical development programs.
As part of this effort, the Company eliminated approximately 40% of its positions. As a result of these actions, the Company incurred charges of approximately $1.7 million of which $1.2 million was included in research and development expenses and $0.5 million was included in general and administrative expenses, with such amounts reflected in the consolidated statements of operations and comprehensive loss. The charges related to the workforce reduction were cash-based expenditures related primarily to severance and benefit payments. The Company recognized all such charges during the second quarter of 2025, with such amounts reflected in the consolidated statements of operations and comprehensive loss. The accrued restructuring liability is included in accrued expenses in the consolidated balance sheets as of December 31, 2025.
In February, 2024, the Company announced a prioritization of its portfolio and a workforce reduction to focus resources primarily on the continued development of RLYB212.
As part of this effort, the Company eliminated approximately 45% of its positions. As a result of these actions, the Company incurred charges of approximately $3.3 million of which $2.0 million was included in research and development expenses and $1.3 million was included in general and administrative expenses, with such amounts reflected in the consolidated statements of operations and comprehensive loss. The charges related to the workforce reduction are cash-based expenditures related primarily to severance and benefit payments. The Company recognized all such charges in the first quarter of 2024, with such amounts reflected in the consolidated statements of operations and comprehensive loss.
Substantially all restructuring payments are expected to be completed by August 2026.
The following table summarizes the restructuring accrued expense activity as of December 31, 2025:

(in thousands)	DECEMBER 31, 2025
Beginning accrued severance	$203
Severance incurred during the period	1,706
Severance paid and adjustments made during the period	(1,386)

Ending accrued severance	$523